ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Additional Information (Details)	1 Months Ended							12 Months Ended
	Apr. 30, 2022 USD ($)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Oct. 31, 2016 CNY (¥)	Oct. 31, 2016 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2016 USD ($)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Funds raised for the development of CrossFire new mobile game								¥ 29,549,135		¥ 30,254,560		$ 4,161,909
Settlement of outstanding claims	$ 8,600,000
Payables under share purchase agreement										17,200,000			$ 2,400,000
Final payment of lawsuit	$ 3,000,000
Inner Mongolia Culture Assets and Equity Exchange | CrossFire New Mobile Game
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Funds raised for the development of CrossFire new mobile game				¥ 57,500,000						57,500,000			8,100,000	$ 8,100,000
Additional funds aimed to be raised for the development of CrossFire new mobile game				100,000,000.0				100,000,000.0				14,100,000		$ 14,100,000
Principal amount of refund claimed through civil suit		¥ 57,500,000	$ 8,100,000			¥ 57,500,000	$ 8,100,000
Interest amount of refund claimed through civil suit		¥ 4,600,000	$ 600,000	¥ 4,600,000	$ 600,000
Collaborator
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Proceeds from loan								1,500,000	$ 200,000	2,500,000	$ 400,000
Repayments of loan								2,200,000	$ 300,000	500,000	$ 100,000
Balance of loan								1,300,000		¥ 2,000,000.0		200,000	$ 300,000
51miner Limited
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payables under share purchase agreement								30,600,000				4,300,000
Niulian
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payables under share purchase agreement								¥ 1,500,000				$ 200,000